SPECIAL (GAINS) AND CHARGES - Charges Reported on Statement of Income (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Special (gains) and charges
Restructuring activities										$ 44.5
Gain on sale of business											$ (50.6)
Other (income) expense	$ 31.4	$ 24.9	$ 24.4	$ 39.5	$ 12.3	$ 66.2	$ 8.0	$ 26.2	$ 120.2	112.7	4.9
Total special (gains) and charges									168.4	117.8	44.7
Cost of sales
Special (gains) and charges
Restructuring activities									20.4	5.4	4.6
Acquisition and integration activities									7.6	(0.6)	13.2
Other special gains and charges									10.5
Other (income) expense	15.7	$ 11.3	$ 7.9	3.6	5.8	$ 3.6	$ (0.1)		38.5	4.8	17.8
Special (gains) and charges
Special (gains) and charges
Restructuring activities									93.2	75.9	39.9
Acquisition and integration activities									5.6	8.8	15.4
Gain on sale of business											(46.1)
Venezuela related gain											(2.8)
Other special gains and charges									21.4	28.0	(1.4)
Other (income) expense									120.2	112.7	5.0
Operating income subtotal
Special (gains) and charges
Other (income) expense									158.7	117.5	22.8
Interest expense
Special (gains) and charges
Other special gains and charges									0.2	0.3	21.9
Other (income) expense				$ 0.2	$ 0.3				0.2	$ 0.3	$ 21.9
Other (income) expense
Special (gains) and charges
Other (income) expense	$ 9.5								9.5
Other (income) expense, net of tax									$ 7.2